Segment reporting - Major customers (Details)	12 Months Ended
	Dec. 31, 2022 customer	Dec. 31, 2021	Dec. 31, 2020
Geographical information
Number of major customers	2
Top of range
Geographical information
Number of major customers	5
Customer A
Geographical information
Revenue percentage	62.00%	66.00%	66.00%
Customer B
Geographical information
Revenue percentage	17.00%	14.00%
Customer B | Top of range
Geographical information
Revenue percentage			10.00%
Customer C
Geographical information
Revenue percentage			14.00%
Customer C | Top of range
Geographical information
Revenue percentage	10.00%	10.00%